Debt and other liabilities - Schedule of Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-term debt
Non-Banking Financial Company loan (Prediqt)	$ 87	$ 108
Monroe debt	102,661	101,540
Crownpeak promissory notes	20,000
Other short-term debt	365	495
Total short-term debt	123,113	102,143
Long-term debt
Non-Banking Financial Company loan (Prediqt)	46	78
Crownpeak promissory notes	30,000	50,000
Other long-term debt	40	14
Total long-term debt	$ 30,086	$ 50,092